UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-4358

     T. Rowe Price New America Growth Fund (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW AMERICA GROWTH FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 8.3%
Hotels, Restaurants & Leisure 0.9%
MGM Mirage (1)	123,066	7,233
		7,233
Household Durables 1.0%
Harman International	175,000	7,619
		7,619
Internet & Catalog Retail 0.6%
Amazon.com (1)	65,000	4,635
		4,635
Media 1.9%
Omnicom	225,000	9,940
XM Satellite Radio, Class A (1)	375,000	4,358
		14,298
Multiline Retail 1.0%
Kohl's (1)	175,000	7,506
		7,506
Specialty Retail 2.0%
Bed Bath & Beyond (1)	260,000	7,670
Urban Outfitters (1)	250,000	7,837
		15,507
Textiles, Apparel & Luxury Goods 0.9%
Under Armour (1)	180,000	6,588
		6,588
Total Consumer Discretionary		63,386
CONSUMER STAPLES 4.0%
Food & Staples Retailing 4.0%
CVS Caremark	325,000	13,166
Sysco	200,000	5,804
Whole Foods Market	350,000	11,539
Total Consumer Staples		30,509
ENERGY 6.2%
Energy Equipment & Services 2.6%
Schlumberger	45,000	3,915
Smith International	250,000	16,057
		19,972
Oil, Gas & Consumable Fuels 3.6%
EOG Resources	130,000	15,600
Murphy Oil	75,000	6,160
Newfield Exploration (1)	110,000	5,814
		27,574
Total Energy		47,546
FINANCIALS 3.7%
Capital Markets 2.0%
Lazard	90,000	3,438
Merrill Lynch	100,000	4,074
Morgan Stanley	175,000	7,997
		15,509
Diversified Financial Services 0.5%
CME Group	8,000	3,753
		3,753
Insurance 1.2%
Assurant	150,000	9,129
		9,129
Total Financials		28,391
HEALTH CARE 20.3%
Biotechnology 3.9%
Amgen (1)	75,000	3,133
Genentech (1)	150,000	12,177
Gilead Sciences (1)	235,000	12,110
Vertex Pharmaceuticals (1)	110,000	2,628
		30,048
Health Care Equipment & Supplies 5.5%
Dentsply International	350,000	13,510
Intuitive Surgical (1)	10,000	3,243
St. Jude Medical (1)	320,000	13,821
Stryker	180,000	11,709
		42,283
Health Care Providers & Services 5.2%
Aetna	180,000	7,576
Henry Schein (1)	160,000	9,184
Laboratory Corporation of America (1)	210,000	15,473
Medco (1)	180,000	7,882
		40,115
Health Care Technology 0.5%
Cerner (1)	100,000	3,728
		3,728
Life Sciences Tools & Services 3.1%
Charles River Laboratories (1)	130,000	7,663
Covance (1)	100,000	8,297
Millipore (1)	115,000	7,752
		23,712
Pharmaceuticals 2.1%
Elan, ADR (1)	200,000	4,172
Eli Lilly	75,000	3,869
Wyeth	185,000	7,726
		15,767
Total Health Care		155,653
INDUSTRIALS & BUSINESS SERVICES 19.9%
Aerospace & Defense 2.5%
General Dynamics	140,000	11,672
United Technologies	105,000	7,226
		18,898
Air Freight & Logistics 3.3%
Expeditors International of Washington	300,000	13,554
UPS, Class B	165,000	12,048
		25,602
Airlines 1.3%
Southwest Airlines	800,000	9,920
		9,920
Construction & Engineering 4.1%
Chicago Bridge & Iron, ADS	150,000	5,886
Foster Wheeler (1)	190,000	10,758
Quanta Services (1)	635,000	14,713
		31,357
Electrical Equipment 2.0%
ABB, ADR	165,000	4,442
General Cable (1)	185,000	10,928
		15,370
Industrial Conglomerates 1.0%
Roper Industries	125,000	7,430
		7,430
Machinery 3.8%
Danaher	90,000	6,842
ITT	180,000	9,326
Joy Global	100,000	6,516
Valmont Industries	75,000	6,592
		29,276
Trading Companies & Distributors 1.9%
Fastenal	325,000	14,927
		14,927

Total Industrials & Business Services		152,780
INFORMATION TECHNOLOGY 32.5%
Communications Equipment 3.6%
Cisco Systems (1)	520,000	12,527
Corning	365,000	8,774
Juniper Networks (1)	75,000	1,875
QUALCOMM	110,000	4,510
		27,686
Computers & Peripherals 3.3%
Apple (1)	65,000	9,327
Dell (1)	430,000	8,566
NetApp (1)	375,000	7,519
		25,412
Electronic Equipment & Instruments 0.6%
Trimble Navigation (1)	150,000	4,288
		4,288
Internet Software & Services 5.4%
Akamai Technologies (1)	315,000	8,870
eBay (1)	400,000	11,936
Google, Class A (1)	46,000	20,262
Yahoo! (1)	20,000	579
		41,647
IT Services 7.2%
Automatic Data Processing	290,000	12,293
Fidelity National Information	100,000	3,814
Global Payments	315,500	13,049
Iron Mountain (1)	335,000	8,858
Visa, Class A (1)	70,000	4,365
Western Union	600,000	12,762
		55,141
Semiconductor & Semiconductor Equipment 3.7%
Altera	400,000	7,372
Broadcom, Class A (1)	385,000	7,419
Microchip Technology	175,000	5,728
Xilinx	340,000	8,075
		28,594
Software 8.7%
Adobe Systems (1)	340,000	12,100
Amdocs (1)	370,000	10,493
Electronic Arts (1)	225,000	11,232
McAfee (1)	210,000	6,949
Microsoft	400,000	11,352
Oracle (1)	250,000	4,890
Salesforce.com (1)	100,000	5,787
VMware, Class A (1)	85,000	3,640
		66,443
Total Information Technology		249,211
MATERIALS 0.9%
Chemicals 0.9%
Monsanto	60,000	6,690
Total Materials		6,690
TELECOMMUNICATION SERVICES 2.2%
Wireless Telecommunication Services 2.2%
American Tower Systems, Class A (1)	350,000	13,724
MetroPCS Communications (1)	180,000	3,060
Total Telecommunication Services		16,784
Total Common Stocks (Cost $698,359)		750,950
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(3)	9,234,555	9,235
Total Short-Term Investments (Cost $9,235)		9,235
Total Investments in Securities
99.2% of Net Assets (Cost $707,594)		$760,185

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depository Receipts
ADS	American Depository Shares

(3) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund, 3.29%	¤	¤	$ 47	$9,235	$7,668

Totals			$ 47	$9,235	$7,668

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$ 9,235
Dividend income	47
Interest income	-
Investment income	$ 47
Realized gain (loss) on securities	-
Capital gain distributions from
mutual funds	-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price New America Growth Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk) Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs Investments in Securities

Level 1 – quoted prices $ 750,950,000 Level 2 – significant other observable inputs 9,235,000 Level 3 – significant unobservable inputs 0 Total $ 760,185.000

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $707,594,000. Net unrealized gain aggregated $52,591,000 at period-end, of which $106,820,000 related to appreciated investments and $54,229,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008